Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Detail) - Derivative Instruments - Foreign exchange forward contracts and swaps - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps £m	£ 31,961	£ 24,418
Foreign exchange forward contracts and swaps £m	(31,944)	(24,410)
Not later than 1 year
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps £m	31,961	24,418
Foreign exchange forward contracts and swaps £m	£ (31,944)	£ (24,410)